Income tax (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income tax
(b)	Income is subject to taxation in the various countries in which the Company and its subsidiaries operate. The income / (loss) before income taxes by geographical location is analyzed as follows:

	2018	2019	2020
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	221	(813)	819
PRC	(406)	168	(408)
Others	189	182	(13)

Total	4	(463)	398

Deferred taxes
(c)	Income tax expense comprises the following:

	2018	2019	2020
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	—	—	—

Geographic tax expense	The components of the income tax expense by geographical location are as follows:
	2018	2019	2020
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	—	—	—
PRC	—	—	—

Total	—	—	—

income tax recoverable	At the end of the accounting periods, the income tax recoverable are as follows:
	2019	2020
	$ in thousands	$ in thousands

Current income tax recoverable	5	5

Deferred tax assets and liabilities
(d)	Deferred tax assets comprise the following:

	2019	2020
	$ in thousands	$ in thousands

Tax loss carry forwards	4,203	4,235
Less: Valuation allowance	(4,203)	(4,235)

	—	—

Changes in valuation allowance
(e)	Changes in valuation allowance are as follows:

	2018	2019	2020
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	4,270	4,607	4,203
Charged / (credited) to income tax expense	337	(404)	32

Balance, March 31	4,607	4,203	4,235

Tax expense attributable to earnings
(f)	The actual income tax expense attributable to earnings for the fiscal years ended March 31, 2018, 2019 and 2020 differed from the amounts computed by applying the Hong Kong statutory tax rate in accordance with the relevant income tax law as a result of the following:

	2018	2019	2020
	$ in thousands	$ in thousands	$ in thousands

Income / (loss) before income taxes	4	(463)	398

Income tax (expense) / benefit on pretax income at statutory rate	(1)	55	(44)
Effect of different tax rates of subsidiaries operating in other jurisdictions	128	8	28
Profit not subject to income tax	61	9	18
Expenses not deductible for income tax purposes	(167)	(163)	(56)
Increase / (decrease) in valuation allowance	337	(404)	32
Under provision in prior year	—	—	—
(Tax losses recognized) / utilization of tax losses	(358)	495	22

Total income tax expense	—	—	—